CONDENSED INTERIM CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Oct. 31, 2023	Apr. 30, 2023
Current assets
Cash	$ 6,017	$ 8,280
Amounts receivable, net	3,618	3,247
Sales tax receivable	368	358
Income taxes receivable	0	178
Inventory	2,452	2,060
Unbilled revenue	1,066	632
Prepaid expenses	1,885	2,037
Total current assets	15,406	16,792
Restricted cash	87	86
Deposit on equipment	375	332
Investment at fair value through profit and loss	0	115
Property and equipment	11,864	10,392
Intangible assets	28,953	30,925
Goodwill	18,923	19,171
Total assets	75,608	77,813
Current liabilities
Accounts payable and accrued liabilities	4,113	3,388
Deferred revenue	1,611	977
Income taxes payable	565
Leases	954	1,116
Deferred acquisition payments	291	439
Total Current liabilities	7,534	5,920
Leases	8,620	6,151
Deferred acquisition payments	279	278
Deferred income tax liability	7,143	7,661
Total liabilities	23,576	20,010
SHAREHOLDERS' EQUITY
Share capital	117,470	117,470
Contributed surplus	11,916	10,796
Accumulated other comprehensive loss	1,927	2,625
Accumulated deficit	(79,281)	(73,088)
Equity	52,032	57,803
Total liabilities and shareholders' equity	$ 75,608	$ 77,813